COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Legal Contingencies
Eaton is subject to a broad range of claims, administrative proceedings, and legal proceedings, including, but not limited to, claims for punitive damages, penalties, and interest, in a variety of matters, including, but not limited to, contract, indemnity, tax, patent infringement, intellectual property, personal injury, commercial, warranty, product liability, environmental, antitrust and trade regulation, class action, and labor and employment matters. Eaton is also subject to legal claims from historic products which may have contained asbestos. Insurance may cover some of the costs associated with claims and proceedings involving Eaton. Although it is not possible to predict with certainty the outcome or cost of these matters, the Company believes they will not have a material adverse effect on the consolidated financial statements.
Environmental Contingencies
Eaton has established policies to ensure that its operations are conducted in keeping with good corporate citizenship and with a positive commitment to the protection of the natural and workplace environments. The Company requires that its businesses be certified to ISO 14001, an international standard for environmental management systems. The Company routinely reviews EHS performance at each of its manufacturing facilities and continuously strives to improve its environmental footprint, including carbon, waste, water and related operational profiles consistent with our sustainability goals.
Eaton is involved in remedial response and voluntary environmental remediation at a number of sites, including certain of its currently-owned or formerly-owned plants. The Company has also been named a potentially responsible party under the United States federal Superfund law, or the state equivalents thereof, at a number of disposal sites. The Company became involved in these sites as a result of government action or in connection with business acquisitions. At the end of 2025, the Company was involved with a total of 103 sites worldwide, including the Superfund sites mentioned above, with none of these sites being individually significant to the Company.
Remediation activities, generally involving soil and/or groundwater contamination, include pre-cleanup activities such as fact finding and investigation, risk assessment, feasibility study, design and action planning, performance (where actions may range from monitoring, to removal of contaminants, to installation of longer-term remediation systems), and operation and maintenance of a remediation system. The extent of expected remediation activities and costs varies by site. A number of factors affect the cost of environmental remediation, including the number of parties involved at a particular site, the determination of the extent of contamination, the length of time the remediation may require, the complexity of environmental regulations, and the continuing advancement of remediation technology. Taking these factors into account, Eaton has estimated the costs of remediation, which will be paid over a period of years. The Company accrues an amount on an undiscounted basis, consistent with the estimates of these costs, when it is probable that a liability has been incurred. Actual results may differ from these estimates. At December 31, 2025 and 2024, the Company had an accrual totaling $69 million and $70 million, respectively, for these costs.
Based upon Eaton's analysis and subject to the difficulty in estimating these future costs, the Company expects that any sum it may be required to pay in connection with environmental matters is not reasonably possible to exceed the recorded liability by an amount that would have a material effect on its financial position, results of operations or cash flows.
Warranty Accruals
Product warranty accruals are established at the time the related sale is recognized through a charge to Cost of products sold. Warranty accrual estimates are based primarily on historical warranty claim experience and specific customer contracts. Provisions for warranty accruals are comprised of basic warranties for products sold, as well as accruals for product recalls and other events when they are known and estimable. A summary of the current and long-term warranty accruals is as follows:

(In millions)	2025	2024	2023
Balance at January 1	$150	$136	$125
Provision	82	81	100
Settled	(60)	(65)	(91)
Warranty accruals from business acquisition and other	2	(3)	2
Balance at December 31	$174	$150	$136